Financial Instruments - Summary of The Group Financial Instruments Valued At Amortized Cost (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets:
Financial assets at amortised cost	$ 125,155	$ 167,653
Financial liabilities
Financial liabilities at amortised cost	20,123	18,925
Cash and cash equivalents [Member]
Financial assets:
Financial assets at amortised cost	18,673	28,035
Short-term investments [Member]
Financial assets:
Financial assets at amortised cost	42,579	88,081
Trade Receivables [Member]
Financial assets:
Financial assets at amortised cost	63,903	51,537
Trade Payables [Member]
Financial liabilities
Financial liabilities at amortised cost	15,839	14,829
Lease liabilities [Member]
Financial liabilities
Financial liabilities at amortised cost	3,312	4,096
Accounts payable from acquisition of subsidiaries [Member]
Financial liabilities
Financial liabilities at amortised cost	$ 972	$ 0